Issuance of common units and Series A preferred units - Net proceeds (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Gross proceeds for units issued	$ 9,296
Less: Commissions	(160)
Net proceeds for units issued	9,136
Common Units [Member]
Gross proceeds for units issued	829
Less: Commissions	(11)
Net proceeds for units issued	818
8.75% Series A Preferred Units [Member]
Gross proceeds for units issued	8,467
Less: Commissions	(149)
Net proceeds for units issued	$ 8,318